Long Term Debt to Affiliates (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt Noncurrent [Line Items]
Long term debt noncurrent		$ 1,380,270	$ 1,183,959
Less short-term portion due to affiliates		1,276,358	1,144,375
Total Long-Term Debt to affiliates	259,479	103,912	39,584
Senior Secured Convertible Notes
Long Term Debt Noncurrent [Line Items]
Total Long-Term Debt to affiliates		1,425,522	1,425,522
15% Eight Promissory Note
Long Term Debt Noncurrent [Line Items]
Total Long-Term Debt to affiliates		2,104,584	0
12% Four Promissory Note
Long Term Debt Noncurrent [Line Items]
Total Long-Term Debt to affiliates		589,544	0
Affiliates
Long Term Debt Noncurrent [Line Items]
Long term debt noncurrent		4,269,250	2,441,622
Less short-term portion due to affiliates		2,843,728	2,441,622
Total Long-Term Debt to affiliates		$ 1,425,522	$ 0